Stockholders' Deficiency	3 Months Ended
Jul. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Deficiency

9.	Stockholders’ Deficiency:

The authorized capital of the Company consists of 2,250,000,000 common shares par value $0.00001 per share and 5,000,000 preferred shares par value $0.00001 per share. Effective June 20, 2011, the Company’s equity was reverse-split on a one-for-ten basis. All common share, preferred share, warrant and stock option figures disclosed herein are reported on a post reverse-split basis.

Preferred B Shares:

The Company has 29,500 Preferred B Shares authorized.

On June 7, 2011, the Company issued 17,599 Series B convertible preferred shares (the “Preferred B Shares”), with a stated value of $100 for gross cash proceeds of $1,759,900 and convertible into common shares at $0.20 per common share.

The Preferred B Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 150% of the 5% dividend payable in additional Preferred B Shares. As of July 31, 2012 and April 30, 2012, the Company had declared a total of $429,402 and $367,004, respectively, of accumulated dividends. A portion of the dividends were calculated at 15% (instead of 5%) pursuant to the Preferred B Share Subscription Agreement as the Company did not make the dividend payment when it became due on a quarterly basis.